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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert Miller            Los Angeles, California    May 11, 2011
   -------------------------------   -----------------------   -------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   20
                                        --------------------

Form 13F Information Table Value Total:              349,601
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                 VALUE  SHRS OR    SH/  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
-----------------                --------------    ---------  --------  ---------  ---  ----  ----------  -------- ---- ------ ----
BANK OF AMERICA CORPORATION         Warrants       060505153     6,977  2,768,800   SH           Other       1          Shared
BORGWARNER INC                       Common        099724106    23,827    299,000   SH           Other       1          Shared
CATERPILLAR INC                      Common        149123101    38,638    347,000   SH           Other       1          Shared
CUMMINS INC                          Common        231021106    21,924    200,000   SH           Other       1          Shared
DEERE & CO                           Common        244199105    18,603    192,000   SH           Other       1          Shared
DEXCOM INC                           Common        252131107    14,454    931,300   SH           Other       1          Shared
EZCORP INC                     Class A non-voting  302301106    13,303    423,800   SH           Other       1          Shared
FIFTH STREET FINANCE CORP            Common        31678A103    10,066    754,000   SH           Other       1          Shared
FORD MOTOR CO                        Common        345370860    38,393  2,575,000   SH           Other       1          Shared
FORD MOTOR CO                       Warrants       345370134     1,517    237,700   SH           Other       1          Shared
FREEPORT MCMORAN COPPER & GOLD       Common        35671D857    36,897    664,210   SH           Other       1          Shared
GENTEX CORP                          Common        371901109    11,767    389,000   SH           Other       1          Shared
JPMORGAN CHASE & CO                  Common        46625H100    21,206    460,000   SH           Other       1          Shared
JPMORGAN CHASE & CO                 Warrants       46634E114    13,995    834,000   SH           Other       1          Shared
LUMBER LIQUIDATORS HLDGS INC         Common        55003T107    12,020    481,000   SH           Other       1          Shared
MASCO CORP                           Common        574599106     9,048    650,000   SH           Other       1          Shared
MCMORAN EXPLORATION CO               Common        582411104    16,293    920,000   SH           Other       1          Shared
STARWOOD HOTELS & RESORTS            Common        85590A401    15,692    270,000   SH           Other       1          Shared
TIFFANY & CO                         Common        886547108    15,237    248,000   SH           Other       1          Shared
WELLS FARGO & CO                    Warrants       949746119     9,744    862,300   SH           Other       1          Shared
                                                              --------
                                                               349,601
                                                              --------